Other Comprehensive result	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Other Comprehensive result	Other Comprehensive result
In order to recognize remeasurements of the net defined benefit obligation in the period in which they arise, the Group utilizes its independent actuaries to update the calculation of the defined benefit obligation and plan assets at each reporting date. The primary component of the remeasurement as of and for the six month period ended June 30, 2024, relates to an increase in the funding status of our main pension provider.